Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Options Using Inputs

	2021	2020	2019

Grant date share price	$ 7.00	$ 8.93	$ 10.88

Exercise price	$ 7.10	$ 9.74	$ 11.13

Risk-free rate	1.32%	0.36%	1.57%

Expected life, years	6.2 years	5.0 years	3.9 years

Expected volatility	75%	66%	54%

Expected dividends	– %	– %	– %

Forfeiture rate	7%	– %	10%

Agnity Global Inc [Member]
Disclosure of detailed information about business combination [line items]
Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred And Identifiable Assets Acquired And Liabilities Assumed
The following table summarizes the acquisition-date fair value of each major class of consideration transferred, the recognized amounts of the identifiable assets acquired, and liabilities assumed, and the resulting measurement of 100% NCI recorded by the Company at the date of acquisition:

Consideration transferred:	Final

Change in fair-value of interest in Royalty Agreement (i)	$167,488

Assumption of Agnity’s liabilities	43,050

Total consideration transferred	$210,538

(i)
The fair value of interest in the Royalty Agreement at April 22, 2019 was estimated using the discounted cash flow model. The major inputs employed in the model include forecasted royalty payments and the discount rate of 16%.

Fair value of assets and liabilities recognized:	Final

Cash and cash equivalents	$33,524

Trade and other receivables	1,387,723

Prepaid expenses and deposits	46,483

Long term receivable	–

Property and equipment	1,281

Intangible Asset – Technology	8,412,390

Intangible Asset – Customer Relationship	1,468,830

Accounts payable and accrued liabilities	(3,232,910)

Deferred revenue	(457,259)

Loans and borrowings	(5,556,587)

Warrant liability (i)	(737,419)

Due to related party	(930,608)

Deferred income tax liability	(444,768)

Net identifiable assets acquired (liabilities assumed)	(9,320)

Allocation to non-controlling interest	$219,858

(i)
A warrant was issued by Agnity in 2015 which entitles the warrant holder to acquire 6,324,660 common shares of Agnity at the exercise price of $0.000036 per share at any time until April 15, 2022. The exercise price of the warrant is subject to certain anti-dilution adjustment provisions in the event of certain capital or business transactions. The warrant holder has the option to demand a cash settlement of the warrant for US$552,250 at any time prior to its expiry date if the warrant is not exercised. It is classified as other financial liabilities and measured at its redemption amount of US$552,250 or $737,419 in Canadian dollars on acquisition date, which is equivalent to its assessed acquisition date fair value. The fair value in Canadian dollar equivalent as at December 31, 2021 was $709,835 (December 31, 2020 - $710,924; December 31, 2019 - $725,086).

mCloud Technologies Services Inc [Member]
Disclosure of detailed information about business combination [line items]
Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred And Identifiable Assets Acquired And Liabilities Assumed
The following table summarizes the acquisition-date fair value of each major class of consideration transferred, the recognized amounts of the identifiable assets acquired, and liabilities assumed, and the resulting value of goodwill:

Consideration transferred:	Final

Cash consideration	$4,650,689

Fair value of demand promissory notes issued (1)	18,000,000

Fair value of common shares transferred (2)	13,320,000

Total consideration transferred	$35,970,689
(1)
Comprised of two promissory notes with fair-value of $6,000,000 and $12,000,000 which were fully repaid and settled on July 10 and August 8, 2019 respectively; there was no gain or loss on settlement.
(2)
The fair value of shares transferred as consideration is based on the quoted share price on the date of acquisition

Fair value of assets and liabilities recognized:	Final

Cash and cash equivalents	$2,227,739

Trade and other receivables (includes Unbilled revenue of $2,347,207)	5,120,830

Prepaid expenses and deposits	611,104

Right-of-use assets	4,303,215

Property and equipment	548,317

Intangible asset – Customer relationships	12,700,000

Intangible asset – Technology	1,800,000

Accounts payable and accrued liabilities	(2,030,470)

Deferred revenue	(133,556)

Lease liabilities	(4,303,215)

Deferred income tax liability	(3,632,250)

Fair value of net assets acquired	17,211,714

Goodwill	$18,758,975

$35,970,689

Construction Systems Associates Inc USA [Member]
Disclosure of detailed information about business combination [line items]
Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred And Identifiable Assets Acquired And Liabilities Assumed	The following table summarizes the final balances of each major class of consideration transferred, the recognized amounts of the identifiable assets acquired and liabilities assumed, and the resulting value of goodwill.

Final

Consideration transferred:

Cash consideration	$703,212

Fair value of common share consideration	2,304,073

Fair value of contingent consideration payable	879,066

Total consideration	$3,886,351

Fair value of assets and liabilities recognized:
Cash	$181,408
Trade and other receivables	262,846
Prepaid expenses and other deposits	13,863
Property and equipment	2,098
Right of use assets	242,894
Intangible - technology	551,880
Intangible - customer relationships	801,540
Accounts payable and accrued liabilities	(168,542)
Short-term loan	(371,610)
Lease liabilities	(242,894)

Deferred tax liabilities	—

Fair value of net assets acquired	$1,273,483

Goodwill	$2,612,868

Kanepi [Member]
Disclosure of detailed information about business combination [line items]
Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred And Identifiable Assets Acquired And Liabilities Assumed	On October 8, 2021, the measurement period for the acquisition ended and the following table summarizes the acquisition-date fair value and the final balances of each major class of consideration transferred, the recognized amounts of the identifiable assets acquired and liabilities assumed, and the resulting value of goodwill. The preliminary balances were reported in the consolidated financial statements for the year ended December 31, 2020 and there were no measurement period adjustments.

Final

Consideration transferred:

Cash consideration	$4,657,512

Fair value of common share consideration	5,882,547

Fair value of contingent consideration payable	568,638

Total consideration	$11,108,697

Fair value of assets and liabilities recognized:
Cash	$556,880
Trade and other receivables	598,059
Other current assets	13,149
Property and equipment	1,224
Right of use assets	266,396
Intangible - technology	3,294,309
Intangible - customer relationships	2,632,794
Accounts payable and accrued liabilities	(643,385)
Lease liabilities	(266,396)

Deferred tax liabilities	(1,136,806)

Fair value of net assets acquired	$5,316,224

Goodwill	$5,792,473

Flow Capital Corp [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Options Using Inputs	The Company used Black-Scholes option model to determine the fair value of these shares using the following inputs at January 22, 2019:

Barrier share price	$30 - $90
Risk free rate	1.90%
Expected life	6 years
Expected volatility	80.00%
Expected dividends	Nil

Flow Capital Corp [Member] | Secured Loan Agreement [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Options Using Inputs	The Company used the Black-Scholes option model to determine the fair value of the option using the following inputs at January 22, 2019:

Share price	$10.50
Risk free rate	1.90%
Expected life	0.5 years
Expected volatility	60.00%
Expected dividends	Nil